OPPENHEIMER MONEY MARKET FUND, INC.
Annual Report December 31, 1995








[photo]



[logo] OppenheimerFunds-r-

This Fund is for people who want to earn current INCOME while maintaining the VALUE of their initial investment.

HOW YOUR FUND IS MANAGED
Oppenheimer Money Market Fund, Inc. seeks maximum current income with stability of principal while giving you a way to keep a portion of your assets liquid.

The manager of your Fund looks for maximum yield from money market securities, such as short-term corporate notes, U.S. government securities, and certificates of deposit.

The Fund's dividends accrue daily and are paid monthly. And to offer you stability of principal, the Fund seeks to maintain a constant $1.00 per share net asset value (NAV). (1)

PERFORMANCE
The Fund's seven-day annualized yield as of 12/31/95 was 5.22% with compounding and 5.09% without compounding. (2)

Compounded annualized yield for the 12 months ended 12/31/95 was 5.40%. The corresponding yield without compounding was 5.26%.

OUTLOOK
"Our outlook remains positive. Our goal in a trading range market like this one is to work to position ourselves to take full advantage of the market whether rates change or not, and to be on the lookout for anything that we can do to increase yield without compromising safety."

Carol Wolf, Portfolio Manager
December 31, 1995

Past performance does not guarantee future results.
1. The Fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will maintain a stable $1 share price in the future.
2.  Compounded yields assume reinvestment of dividends.

2  Oppenheimer Money Market Fund, Inc.

[photo]
Bridget A. Macaskill
President
Oppenheimer Money Market Fund, Inc.

Dear OppenheimerFunds Shareholder,

Money market funds have always been a highly liquid place for cash "on the sidelines" -- earning a steady income while protecting principal. In 1995, money market funds turned out to be a good investment choice for the income-oriented investor.

While the 30-year U.S. Treasury yield fell from nearly 8% to 6% during the year, and rates on intermediate-term bonds fell by nearly as much, money market yields stayed about the same throughout the year. This made the yield on money market funds very attractive relative to intermediate-term bonds.

Normally, long-term bonds pay anywhere from three to five percentage points more than a money market fund. That's because long-term investors expect a higher interest rate in exchange for the longer commitment and more substantial amount of their investment. But if investors expect interest rates to fall -- as they have throughout the year -- they don't want to make that commitment.

One reason for this situation is the relationship between money market funds and the inflation rate. Typically, money market yields are roughly one percentage point above inflation. Assuming that the annual inflation rate is 2.5%, money market yields would normally be about 3.5%, while longer-term rates might be as high as 5.5%. However, the current difference between money market yields and inflation is three times its normal level. Part of the reason for this anomaly is the successful way in which the Federal Reserve Board has fought inflation.

Between February 1994 and February 1995, the Fed doubled short-term interest rates from 3% to 6% in an effort to slow down the economy. By the spring of 1995, the economy stabilized and began to decelerate. And economists began to speculate that the Fed would lower short-term rates to keep the economy from going into a recession. Meanwhile, longer-term interest rates had already begun to decline in anticipation of the Fed action. And although the Fed reduced short-term interest rates slightly in July, it didn't lower rates nearly as much as the decline in long-term rates, which are market driven.

The Federal Reserve Board accomplished its mission of a "soft landing" for the economy. Unlike 1994, the economy is not growing fast enough to rekindle inflation, yet it is growing enough to avoid recession. With the economy continuing to slow, we believe that another cut by the Fed is likely. And since longer-term rates will probably come down further, we expect the relationship between short-term yields and longer-term yields will remain similar for the time being.

As a result, money market funds continue to offer relatively high yields in relation to longer-term investments -- and in relation to inflation. Your portfolio manager discusses the outlook for your Fund in light of these broad issues on the following pages.

Thank you for your confidence in OppenheimerFunds, and we look forward to helping you reach your investment goals in the future.

/s/  Bridget A. Macaskill
Bridget A. Macaskill


January 22, 1996

3  Oppenheimer Money Market Fund, Inc.

Carol Wolf
Portfolio Manager

Q + A

An interview with your Fund's manager.

HOW HAS THE FUND PERFORMED?
Performance over the period has been quite good in light of the fact that our market has been relatively volatile. Because the types of securities we buy are extremely short-term, they tend to be affected by a wide variety of reports on the economy, and that's essentially what we've seen over the past six months -- a somewhat erratic market driven by changing economic news.

WHAT INVESTMENTS HAVE HAD A POSITIVE EFFECT ON THE PORTFOLIO?
During the past 12 months, the Fund benefited from a period of considerable demand for relatively high yielding Small Business Administration loans, securi-ties that had made up approximately 8% of our portfolio. With demand for these issues increasing, causing their prices to go up, we sold almost all of our holdings for a profit, which is somewhat unusual in our short-term market.(1)

WERE THERE ANY INVESTMENTS THAT DIDN'T PERFORM AS WELL AS EXPECTED?
Not really. While the income available from money market securities depends primarily on prevailing interest rates, our market tends to offer a great deal of stability and predictability in terms of price.

WHAT AREAS OF THE MARKET ARE YOU CURRENTLY TARGETING?
Over most of the past six months, the yield curve, which is the measure of the difference in yields available from bonds with different maturities, had been relatively flat. This caused a situation in which longer-term investments, which generally offer higher yields than shorter-term vehicles, no longer offered that advantage. For example, rates on investments with maturities ranging from one month to one year had yields that were about the same during that time period.

More recently, however, we began to experience an inverted yield curve, an unusual phenomenon in which shorter maturity securities actually have higher yields than longer ones. We believe this inverted curve is the result of the market's expectation that the Federal Reserve will lower rates. What it means to us as investors is that we should try to lock in currently higher rates. That's what we've focused on doing recently, working to extend maturities where appropriate, thereby taking advantage of today's market for as long as possible.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Our outlook remains positive. As we move into 1996, we don't expect any dramatic interest rate changes on the horizon. Even if the Federal Reserve cuts rates as the market believes it will, we don't expect it to be a big cut, so it shouldn't negatively impact our yield to a significant degree. Our goal in a trading range market like this one is to work to position ourselves to take full advantage of the market whether rates change or not, and to be on the look-out for anything that we can do to increase yield without compromising safety.//

1.  The Fund's portfolio is subject to change.

4  Oppenheimer Money Market Fund, Inc.

           -----------------------------------------------------------------------------------------------------------------
         STATEMENT OF INVESTMENTS  December 31, 1995


                                                                                         FACE                  VALUE
                                                                                         AMOUNT                SEE NOTE 1
============================================================================================================================
BANKERS' ACCEPTANCES - 0.6%
----------------------------------------------------------------------------------------------------------------------------
         CoreStates Bank, N.A., 5.63%, 1/19/96 (Cost $5,076,317)                         $ 5,090,647           $  5,076,317

============================================================================================================================
CERTIFICATES OF DEPOSIT - 2.4%
----------------------------------------------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT - 0.6%
----------------------------------------------------------------------------------------------------------------------------
         LaSalle National Bank, 5.40%, 7/5/96                                              5,000,000              5,000,000
----------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT - 1.8%
----------------------------------------------------------------------------------------------------------------------------
         Sanwa Bank Ltd., 5.67%, 1/10/96                                                   5,000,000              4,999,881
           -----------------------------------------------------------------------------------------------------------------
         Societe Generale, 5.86%, 1/22/96                                                 10,000,000             10,000,000
                                                                                                            ----------------
                                                                                                                 14,999,881
                                                                                                            ----------------
         Total Certificates of Deposit (Cost $19,999,881)                                                        19,999,881

============================================================================================================================
DIRECT BANK OBLIGATIONS - 13.0%
----------------------------------------------------------------------------------------------------------------------------
         Abbey National North America Corp., 5.69%, 2/1/96                                 5,000,000              4,975,501
           -----------------------------------------------------------------------------------------------------------------
         ABN Amro North America Finance, Inc.:
         5.45%, 1/12/96                                                                   12,000,000             11,980,016
         5.55%, 4/29/96                                                                    5,000,000              4,908,271
         5.61%, 4/25/96                                                                    5,000,000              4,910,396
         5.71%, 1/24/96                                                                    5,000,000              4,981,760
           -----------------------------------------------------------------------------------------------------------------
         Colorado National Bank of Denver, 5.918%, 4/17/96(1)                              5,000,000              4,999,704
           -----------------------------------------------------------------------------------------------------------------
         FCC National Bank, 5.85%, 3/4/96(1)                                               4,000,000              4,001,351
           -----------------------------------------------------------------------------------------------------------------
         First National Bank of Boston:
         5.53%, 5/20/96                                                                    5,000,000              5,000,000
         5.77%, 1/16/96                                                                    5,000,000              5,000,000
         5.78%, 1/4/96                                                                     5,000,000              5,000,000
         5.88%, 10/30/96                                                                   5,000,000              5,000,000
         5.75%, 5/31/96(1)                                                                 5,000,000              5,000,000
           -----------------------------------------------------------------------------------------------------------------
         Huntington National Bank, 6.15%, 3/4/96(1)                                        5,000,000              5,002,313
           -----------------------------------------------------------------------------------------------------------------
         National Westminster Bank of Canada:
         5.65%, 1/26/96                                                                    5,000,000              4,980,382
         5.70%, 2/2/96                                                                     5,000,000              4,974,667
           -----------------------------------------------------------------------------------------------------------------
         NationsBank of Texas, 5.50%, 6/28/96                                              5,000,000              5,000,000
           -----------------------------------------------------------------------------------------------------------------
         Shawmut Bank of Connecticut, N.A.:
         5.68%, 6/24/96(1)                                                                 5,000,000              4,999,825
         5.75%, 6/10/96(1)                                                                 5,000,000              4,999,281
         5.75%, 6/17/96(1)                                                                 5,000,000              5,000,000
         5.895%, 5/10/96(1)                                                                5,000,000              5,000,000
                                                                                                            ----------------
         Total Direct Bank Obligations (Cost $105,713,467)                                                      105,713,467

============================================================================================================================
LETTERS OF CREDIT - 4.2%
----------------------------------------------------------------------------------------------------------------------------
         Barclays Bank PLC, guaranteeing commercial paper of:
         Banco Real, S.A.-Grand Cayman Branch, 5.63%, 4/18/96                              5,000,000              4,915,550
         Petroleo Brasileiro, S.A.-Petrobras, 5.40%, 6/7/96                               10,000,000              9,763,000
         Petroleo Brasileiro, S.A.-Petrobras, 5.52%, 5/20/96                               5,000,000              4,892,667
           -----------------------------------------------------------------------------------------------------------------
         Credit Suisse, guaranteeing commercial paper of:
         Daewoo International Corp., 5.70%, 2/20/96                                       10,000,000              9,920,833
         Queensland Alumina Limited, 5.67%, 2/16/96                                        5,000,000              4,963,775
                                                                                                            ----------------
         Total Letters of Credit (Cost $34,455,825)                                                              34,455,825

 5  Oppenheimer Money Market Fund, Inc.

           -----------------------------------------------------------------------------------------------------------------
         STATEMENT OF INVESTMENTS  (Continued)

                                                                                         FACE                  VALUE
                                                                                         AMOUNT                SEE NOTE 1
============================================================================================================================
SHORT-TERM NOTES - 72.3%
----------------------------------------------------------------------------------------------------------------------------
BANKS - 6.0%
           -----------------------------------------------------------------------------------------------------------------
         Barnett Banks, Inc., 6.10%, 1/5/96                                                5,000,000              4,996,611
           -----------------------------------------------------------------------------------------------------------------
         Chemical Banking Corp.:
         5.22%, 6/27/96                                                                   10,000,000              9,735,472
         5.70%, 1/19/96                                                                   15,000,000             14,957,250
           -----------------------------------------------------------------------------------------------------------------
         CoreStates Capital Corp.:
         5.64%, 1/22/96                                                                    5,000,000              4,983,550
         5.71%, 2/15/96                                                                    5,000,000              4,964,312
         5.72%, 1/17/96                                                                    5,000,000              4,987,289
         6.10%, 5/15/96(1)                                                                 4,250,000              4,256,864
                                                                                                            ----------------
                                                                                                                 48,881,348
----------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 0.6%
           -----------------------------------------------------------------------------------------------------------------
         Coca-Cola Enterprises, Inc., 5.67%-5.68%, 2/20/96(2)                              5,000,000              4,960,555
----------------------------------------------------------------------------------------------------------------------------
BROKER/DEALERS - 11.8%
           -----------------------------------------------------------------------------------------------------------------
         CS First Boston, Inc., 5.70%, 1/26/96                                             5,000,000              4,980,208
           -----------------------------------------------------------------------------------------------------------------
         Dean Witter, Discover & Co., 5.895%, 11/15/96(1)                                 10,000,000             10,015,178
           -----------------------------------------------------------------------------------------------------------------
         Lehman Brothers Holdings, Inc., 6.25%, 1/2/96                                    20,000,000             19,996,528
           -----------------------------------------------------------------------------------------------------------------
         Merrill Lynch & Co., Inc.:
         5.65%, 3/29/96                                                                    5,000,000              4,930,944
         5.68%-5.70%, 2/29/96                                                             10,000,000              9,906,747
         5.70%-5.72%, 1/31/96                                                             10,000,000              9,952,500
         6.02%, 9/19/96(1)                                                                 5,000,000              5,000,000
           -----------------------------------------------------------------------------------------------------------------
         Morgan Stanley Group, Inc., 5.53%, 9/30/96(1)                                    31,800,000             31,800,000
                                                                                                            ----------------
                                                                                                                 96,582,105
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE - 12.3%
           -----------------------------------------------------------------------------------------------------------------
         CIT Group Holdings, Inc.:
         5.55%, 11/18/96(1)                                                                5,000,000              4,995,625
         5.70%, 3/1/96                                                                     5,000,000              4,952,500
         5.95%, 1/12/96(1)                                                                 5,000,000              4,999,955
         6.027%, 1/10/96(3)                                                               10,000,000             10,000,000
           -----------------------------------------------------------------------------------------------------------------
         FINOVA Capital Corp.:
         5.72%-5.97%, 1/31/96                                                              5,000,000              4,976,167
         5.85%-5.90%, 1/30/96                                                              5,000,000              4,976,236
         5.87%, 4/26/96(1)                                                                 5,000,000              5,000,000
         5.90%, 1/29/96                                                                    5,000,000              4,977,056
         5.90%, 2/5/96                                                                     5,000,000              4,971,319
         6.40%, 1/3/96                                                                    10,700,000             10,696,195
           -----------------------------------------------------------------------------------------------------------------
         Heller Financial, Inc.:
         5.52%, 3/12/96                                                                    5,000,000              4,945,567
         5.75%, 10/7/96(1)                                                                 5,000,000              5,000,000
         5.75%, 4/5/96                                                                     5,000,000              4,924,132
         5.78%, 1/31/96                                                                    5,000,000              4,975,917
         5.78%, 2/28/96                                                                    5,000,000              4,953,439
         5.80%, 4/29/96                                                                    5,000,000              4,904,139
         5.957%, 8/28/96(1)                                                               10,000,000             10,000,000
                                                                                                            ----------------
                                                                                                                100,248,247

 6  Oppenheimer Money Market Fund, Inc.

                                                                                         FACE                  VALUE
                                                                                         AMOUNT                SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 4.9%
           -----------------------------------------------------------------------------------------------------------------
         Mitsubishi International Corp.:
         5.41%, 6/18/96(2)                                                                 2,700,000              2,631,428
         5.58%, 3/15/96                                                                    5,000,000              4,942,650
         5.76%, 1/23/96                                                                    5,540,000              5,520,499
         5.76%, 1/24/96                                                                   13,100,000             13,051,750
         5.76%, 1/25/96                                                                    5,000,000              4,980,783
         5.78%, 1/31/96                                                                    5,000,000              4,975,917
           -----------------------------------------------------------------------------------------------------------------
         Pacific Dunlop Holdings, Inc., guaranteed by Pacific
         Dunlop Ltd., 5.70%, 2/29/96(2)                                                    3,952,000              3,915,082
                                                                                                            ----------------
                                                                                                                 40,018,109
----------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE - 2.7%
           -----------------------------------------------------------------------------------------------------------------
         Beneficial Corp., 5.26%, 2/1/96(1)                                                5,000,000              5,000,000
           -----------------------------------------------------------------------------------------------------------------
         Island Finance Puerto Rico, Inc.:
         5.67%, 2/22/96                                                                    5,000,000              4,958,111
         5.71%, 2/29/96                                                                   12,200,000             12,085,832
                                                                                                            ----------------
                                                                                                                 22,043,943
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 6.0%
           -----------------------------------------------------------------------------------------------------------------
         Ford Motor Credit Co., 5.67%, 2/21/96                                            10,000,000              9,919,675
           -----------------------------------------------------------------------------------------------------------------
         General Electric Capital Corp., 5.46%, 5/7/96                                    15,000,000             14,710,017
           -----------------------------------------------------------------------------------------------------------------
         General Motors Acceptance Corp.:
         5.47%, 8/19/96(1)                                                                 5,000,000              4,999,819
         5.50%, 5/13/96(1)                                                                 5,000,000              5,001,429
         6.05%, 1/2/96                                                                    10,000,000              9,998,319
           -----------------------------------------------------------------------------------------------------------------
         Toyota Motor Credit Corp., 5.20%, 1/12/96(1)                                      4,360,000              4,359,083
                                                                                                            ----------------
                                                                                                                 48,988,342
----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.0%
           -----------------------------------------------------------------------------------------------------------------
         Central & Southwest Corp., 5.71%, 2/16/96                                         8,000,000              7,941,682
----------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.8%
           -----------------------------------------------------------------------------------------------------------------
         Xerox Corp., 5.72%, 1/11/96                                                      15,000,000             14,976,167
----------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.6%
           -----------------------------------------------------------------------------------------------------------------
         Mitsubishi Electric Finance America, Inc., 5.32%, 6/19/96                         5,000,000              4,874,389
----------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL - 1.0%
           -----------------------------------------------------------------------------------------------------------------
         WMX Technologies, Inc., 5.32%, 9/10/96(2)                                         8,000,000              7,700,898
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 3.5%
           -----------------------------------------------------------------------------------------------------------------
         A.H. Robins Co., Inc., guaranteed by American Home
         Products, 5.71%, 2/7/96(2)                                                        5,000,000              4,970,657
           -----------------------------------------------------------------------------------------------------------------
         American Home Food Products, Inc., guaranteed by
         American Home Products:
         5.72%, 1/29/96(2)                                                                13,600,000             13,539,495
         5.72%, 1/30/96(2)                                                                 5,500,000              5,474,657
           -----------------------------------------------------------------------------------------------------------------
         American Home Products, 5.72%, 1/30/96(2)                                         5,000,000              4,976,961
                                                                                                            ----------------
                                                                                                                 28,961,770
----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.3%
           -----------------------------------------------------------------------------------------------------------------
         General American Life Insurance Co., 6%, 1/6/96(2)(3)                            20,000,000             20,000,000
           -----------------------------------------------------------------------------------------------------------------
         TransAmerica Life Insurance & Annuity Co., 5.95%,
         1/6/1996(2)(3)                                                                   7,000,000               7,000,000
                                                                                                            ----------------
                                                                                                                 27,000,000
----------------------------------------------------------------------------------------------------------------------------
LEASING & FACTORING - 0.6%
           -----------------------------------------------------------------------------------------------------------------
         International Lease Finance Corp., 5.70%, 1/19/96                                 5,000,000              4,985,750
----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 2.4%
           -----------------------------------------------------------------------------------------------------------------
         Hanson Finance (UK) PLC, guaranteed by Hanson PLC:
         5.70%, 2/5/96                                                                     5,000,000              4,972,292
         5.71%, 1/24/96                                                                   15,000,000             14,945,279
                                                                                                            ----------------
                                                                                                                 19,917,571

 7  Oppenheimer Money Market Fund, Inc.

           -----------------------------------------------------------------------------------------------------------------
         STATEMENT OF INVESTMENTS  (Continued)
                                                                                         FACE                  VALUE
                                                                                         AMOUNT                SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NONDURABLE HOUSEHOLD GOODS - 0.6%
           -----------------------------------------------------------------------------------------------------------------
         Colgate-Palmolive Co., 5.37%, 6/24/96(2)                                          5,000,000              4,869,358
----------------------------------------------------------------------------------------------------------------------------
SAVINGS & LOANS - 4.6%
           -----------------------------------------------------------------------------------------------------------------
         Great Western Bank FSB:
         5.70%, 2/5/96                                                                     5,000,000              4,972,292
         5.72%-5.74%, 1/22/96                                                              7,500,000              7,474,800
         5.72%-5.75%, 1/29/96                                                              5,500,000              5,475,531
         5.74%, 1/25/96                                                                    5,000,000              4,980,867
         5.74%, 1/26/96                                                                   10,000,000              9,960,139
           -----------------------------------------------------------------------------------------------------------------
         Household Bank FSB, 5.89%, 9/27/96(1)                                             5,000,000              4,999,566
                                                                                                            ----------------
                                                                                                                 37,863,195
----------------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL - 5.4%
           -----------------------------------------------------------------------------------------------------------------
         Cooperative Association of Tractor Dealers, Inc.:
         5.64%, 1/16/96                                                                    5,100,000              5,088,015
         5.67%, 3/27/96                                                                    8,200,000              8,088,833
         5.67%, 3/8/96                                                                     5,200,000              5,145,127
         5.70%, 4/5/96                                                                     3,100,000              3,053,371
         5.75%, 2/2/96                                                                     2,000,000              1,989,778
           -----------------------------------------------------------------------------------------------------------------
         Madison Funding Corp.:
         5.70%, 1/22/96                                                                   16,000,000             15,943,253
         5.77%-5.95%, 1/10/96                                                              5,000,000              4,992,787
                                                                                                            ----------------
                                                                                                                 44,301,164
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAILING - 2.0%
           -----------------------------------------------------------------------------------------------------------------
         St. Michael Finance, Ltd., guaranteed by Marks & Spencer PLC:
         5.63%, 1/31/96                                                                   10,150,000             10,102,380
         5.70%, 2/12/96                                                                    6,000,000              5,960,100
                                                                                                            ----------------
                                                                                                                 16,062,480
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 1.2%
           -----------------------------------------------------------------------------------------------------------------
         NYNEX Corp.:
         5.70%-5.73%, 2/12/96                                                              5,000,000              4,966,750
         5.74%, 1/31/96                                                                    5,000,000              4,976,083
                                                                                                            ----------------
                                                                                                                  9,942,833
                                                                                                            ----------------

         Total Short-Term Notes (Cost $591,119,906)                                                             591,119,906

============================================================================================================================
U.S. GOVERNMENT OBLIGATIONS - 4.0%
----------------------------------------------------------------------------------------------------------------------------
         Export-Import Bank:
         6.32%, 1/2/96(1)(2)                                                                 629,358                632,592
         6.32%, 1/2/96(1)(2)                                                                 514,554                517,198
           -----------------------------------------------------------------------------------------------------------------
         Small Business Administration, 10.38%, 1/2/96(3)                                    509,934                550,840
           -----------------------------------------------------------------------------------------------------------------
         Student Loan Marketing Assn., guaranteeing commercial
         paper of:
         New Hampshire Higher Education Loan Corp.,
         Commercial Paper Nts.:
         Series 1995A, 5.72%, 1/12/96                                                      4,411,000              4,403,291
         Series 1995A, 6%, 1/5/96                                                          2,203,000              2,201,531
         Secondary Market Services, Inc., Education Loan
         Revenue Nts.:
         Series-1995A, 5.72%-5.75%, 1/12/96                                               13,166,000             13,142,934
         Series-1995A, 5.77%, 1/19/96                                                     11,156,000             11,124,038
                                                                                                            ----------------
         Total U.S. Government Obligations (Cost $32,572,424)                                                    32,572,424


 8  Oppenheimer Money Market Fund, Inc.

                                                                                         FACE                  VALUE
                                                                                         AMOUNT                SEE NOTE 1
============================================================================================================================
FOREIGN GOVERNMENT OBLIGATIONS - 3.0%
----------------------------------------------------------------------------------------------------------------------------
         New South Wales Treasury Corp., guaranteed by the
         State of New South Wales, Commonwealth of Australia,
         5.45%, 1/11/96                                                                    3,000,000              2,995,458
           -----------------------------------------------------------------------------------------------------------------
         Swedish Export Credit Corp., supported by Kingdom of
         Sweden, 5.68%, 1/16/96                                                            5,000,000              4,988,167
           -----------------------------------------------------------------------------------------------------------------
         Westdeutsche Landesbank Girozentrale supported by
         Federal Republic of Germany, guaranteeing commercial
         paper of:
         Unibanco-Unaio de Brancos Brasileiros S.A.-Grand Cayman:
         5.58%, 4/4/96                                                                     5,000,000              4,927,150
         5.66%, 4/12/96                                                                    7,000,000              6,887,743
         5.66%, 4/15/96                                                                    5,000,000              4,849,067
                                                                                                            ----------------

         Total Foreign Government Obligations (Cost $24,647,585)                                                 24,647,585

============================================================================================================================
REPURCHASE AGREEMENT - 0.5%
----------------------------------------------------------------------------------------------------------------------------
         Repurchase agreement with PaineWebber, Inc., 5.93%, dated 12/29/95, to be repurchased at $4,052,689 on 1/2/96, collateralized by Government
         National Mortgage Assn. Participation Nts., 7%-8%, 8/15/23-11/15/25,
         with a value of $2,787,252, and Federal National Mortgage Assn.
         Participation Nts., 7.50%, 3/1/24, with a value of $1,627,820
         (Cost $4,050,000)                                                                 4,050,000              4,050,000
           -----------------------------------------------------------------------------------------------------------------
         TOTAL INVESTMENTS, AT VALUE                                                          100.0%            817,635,405
           -----------------------------------------------------------------------------------------------------------------
         OTHER ASSETS NET OF LIABILITIES                                                        0.0                 292,305
                                                                                       --------------     ------------------
    NET ASSETS                                                                                100.0%           $817,927,710
                                                                                       ==============     ==================

         Short-term notes, bankers' acceptances, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

         1. Variable rate security. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1995.
         2. Security issued in an exempt transaction, without registration under the Securities Act of 1933 (the Act). The securities are carried at amortized cost, and amount to $81,188,881, or 9.93% of the Fund's net assets. Pursuant to guidelines adopted by the Board of Directors, these securities are determined to be liquid.
         3. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1995. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.
         See accompanying Notes to Financial Statements.




 9  Oppenheimer Money Market Fund, Inc.

                     ---------------------------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES  December 31, 1995
========================================================================================================================
ASSETS                Investments, at value - see accompanying statement                                   $817,635,405
                      --------------------------------------------------------------------------------------------------
                      Cash                                                                                    5,464,842
                      --------------------------------------------------------------------------------------------------
                      Receivables:
                      Shares of capital stock sold                                                           33,414,520
                      Interest and principal paydowns                                                         1,662,363
                      --------------------------------------------------------------------------------------------------
                      Other                                                                                     115,521
                                                                                                           -------------
                      Total assets                                                                          858,292,651

========================================================================================================================
LIABILITIES           Payables and other liabilities:
                      Shares of capital stock redeemed                                                       39,723,859
                      Directors' fees                                                                           179,410
                      Shareholder reports                                                                       174,782
                      Dividends                                                                                 177,437
                      Transfer and shareholder servicing agent fees                                              87,307
                      Other                                                                                      22,146
                                                                                                           -------------
                      Total liabilities                                                                      40,364,941

========================================================================================================================
NET ASSETS                                                                                                 $817,927,710
                                                                                                           -------------
                                                                                                           -------------

========================================================================================================================
COMPOSITION OF        Par value of shares of capital stock                                                 $ 81,793,720
NET ASSETS            -------------------------------------------------------------------------------------------------
                      Additional paid-in capital                                                            736,143,480
                      --------------------------------------------------------------------------------------------------
                      Accumulated net realized loss on investment transactions                                   (9,490)
                                                                                                           -------------
                      Net assets - applicable to 817,937,200 shares of capital
                      stock outstanding                                                                    $817,927,710
                                                                                                           -------------
                                                                                                           -------------

========================================================================================================================
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                                                    $1.00



                      See accompanying Notes to Financial Statements.






















10  Oppenheimer Money Market Fund, Inc.

                      STATEMENT OF OPERATIONS  For the Year Ended December 31, 1995

========================================================================================================================
INVESTMENT INCOME     Interest                                                                              $52,074,805


EXPENSES              Management fees - Note 3                                                                3,759,621
                      --------------------------------------------------------------------------------------------------
                      Transfer and shareholder servicing agent fees - Note 3                                  2,965,169
                      --------------------------------------------------------------------------------------------------
                      Shareholder reports                                                                       524,397
                      --------------------------------------------------------------------------------------------------
                      Registration and filing fees                                                              124,687
                      --------------------------------------------------------------------------------------------------
                      Directors' fees and expenses                                                               86,647
                      --------------------------------------------------------------------------------------------------
                      Custodian fees and expenses                                                                66,156
                      --------------------------------------------------------------------------------------------------
                      Legal and auditing fees                                                                    57,389
                      --------------------------------------------------------------------------------------------------
                      Insurance expenses                                                                         36,048
                      --------------------------------------------------------------------------------------------------
                      Other                                                                                      83,910
                                                                                                           -------------
                      Total expenses                                                                          7,704,024

========================================================================================================================
NET INVESTMENT INCOME                                                                                        44,370,781

========================================================================================================================
NET REALIZED GAIN ON INVESTMENTS                                                                                639,389

========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                        $45,010,170
                                                                                                            ------------
                                                                                                            ------------

                      See accompanying Notes to Financial Statements.








11  Oppenheimer Money Market Fund, Inc.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         YEAR ENDED DECEMBER 31,
                                                                                         1995              1994
=========================================================================================================================
OPERATIONS            Net investment income                                              $  44,370,781     $ 30,443,600
                      ---------------------------------------------------------------------------------------------------
                      Net realized gain (loss)                                                 639,389           (51,539)
                                                                                         --------------------------------
                      Net increase in net assets resulting
                      from operations                                                       45,010,170        30,392,061

=========================================================================================================================
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS                                                                            (44,968,631)      (30,443,600)

=========================================================================================================================
CAPITAL STOCK         Net increase (decrease) in net assets resulting from
TRANSACTIONS          capital stock transactions - Note 2                                 (111,066,422)      317,726,707

=========================================================================================================================
NET ASSETS            Total increase (decrease)                                           (111,024,883)      317,675,168
                      ---------------------------------------------------------------------------------------------------
                      Beginning of period                                                  928,952,593       611,277,425
                                                                                          -------------------------------
                      End of period                                                       $817,927,710      $928,952,593
                                                                                          -------------------------------
                                                                                          -------------------------------


                      See accompanying Notes to Financial Statements.





12  Oppenheimer Money Market Fund, Inc.

                                           ------------------------------------------------------------------------------
                                           FINANCIAL HIGHLIGHTS




                                            YEAR ENDED DECEMBER 31,
                                            1995     1994     1993     1992     1991     1990     1989     1988     1987     1986
====================================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period        $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income and net realized gain   .05      .04      .03      .03      .06      .08      .08      .07      .06      .06
Dividends and distributions to shareholders  (.05)    (.04)    (.03)    (.03)    (.06)    (.08)    (.08)    (.07)    (.06)    (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                                            ========================================================================================
====================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE (1)        5.40%    3.76%    2.71%    3.47%    5.87%    7.99%    8.88%    7.14%    6.38%    6.35%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)     $818     $929     $611     $692     $899     $1,082   $940     $794     $718     $744
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)            $855     $804     $653     $811     $1,003   $1,033   $873     $713     $620     $752
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                       5.19%    3.79%    2.65%    3.42%    5.66%    7.66%    8.55%    6.98%    6.04%    6.12%
Expenses                                    0.90%    0.82%    0.87%    0.88%    0.77%    0.74%    0.78%    0.80%    0.86%    0.77%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
See accompanying Notes to Financial Statements.

13  Oppenheimer Money Market Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
INVESTMENT VALUATION.  Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
DIRECTORS' FEES AND EXPENSES. The Fund has adopted a nonfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended December 31, 1995, a provision of $18,528 was made for the Fund's projected benefit obligations, and a payment of $2,280 was made to a retired director, resulting in an accumulated liability of $144,180 at December 31, 1995.
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Fund may withhold dividends or make distributions of net realized gains.
--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.


14  Oppenheimer Money Market Fund, Inc.

================================================================================
2. CAPITAL STOCK

The Fund has authorized 5,000,000,000 shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:


                                                    YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                    1995                              1994
                                                    -------------------------------   ---------------------------------
                                                    SHARES           AMOUNT           SHARES            AMOUNT
                           --------------------------------------------------------------------------------------------
                           Sold                      1,772,666,521   $1,772,666,521    1,884,595,724    $1,884,595,724
                           Dividends and
                           distributions
                           reinvested                   42,507,860       42,507,860       28,594,376        28,594,376
                           Redeemed                 (1,926,240,803)  (1,926,240,803)  (1,595,463,393)   (1,595,463,393)
                                                    ---------------  ---------------  ---------------   ---------------
                           Net increase
                           (decrease)                 (111,066,422)  $ (111,066,422)     317,726,707    $  317,726,707
                                                    ===============  ===============  ===============   ===============

================================================================================
3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of .45% on the first $500 million of average annual net assets with a reduction of .025% on each $500 million thereafter, to .375% on net assets in excess of $1.5 billion. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the lesser of 1% of average annual net assets of the Fund or 25% of the total annual investment income of the Fund.

OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

































15  Oppenheimer Money Market Fund, Inc.

INDEPENDENT AUDITORS' REPORT

================================================================================
The Board of Directors and Shareholders of Oppenheimer Money Market Fund, Inc.:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer Money Market Fund, Inc. as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Market Fund, Inc. as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended, in conformity with generally accepted accounting principles.



KPMG PEAT MARWICK LLP

Denver, Colorado
January 22, 1996


























16  Oppenheimer Money Market Fund, Inc.

FEDERAL INCOME TAX INFORMATION (Unaudited)

================================================================================
In early 1996, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1995. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

None of the dividends paid by the Fund during the fiscal year ended December 31, 1995 are eligible for the corporate dividend-received deduction.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.













































17  Oppenheimer Money Market Fund, Inc.

OPPENHEIMER MONEY MARKET FUND, INC.

================================================================================
OFFICERS AND DIRECTORS
Leon Levy, Chairman of the Board of Directors
Robert G. Galli, Director
Benjamin Lipstein, Director
Bridget A. Macaskill, Director and President
Elizabeth B. Moynihan, Director
Kenneth A. Randall, Director
Edward V. Regan, Director
Russell S. Reynolds, Jr., Director
Sidney M. Robbins, Director
Donald W. Spiro, Director
Pauline Trigere, Director
Clayton K. Yeutter, Director
Carol E. Wolf, Vice President
George C. Bowen, Treasurer
Robert J. Bishop, Assistant Treasurer
Scott Farrar, Assistant Treasurer
Andrew J. Donohue, Secretary
Robert G. Zack, Assistant Secretary
================================================================================
INVESTMENT ADVISOR
OppenheimerFunds, Inc.
================================================================================
DISTRIBUTOR
OppenheimerFunds Distributor, Inc.
================================================================================
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
================================================================================
CUSTODIAN OF PORTFOLIO SECURITIES
Citibank, N.A.
================================================================================
INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
================================================================================
LEGAL COUNSEL
Gordon Altman Butowsky Weitzen Shalov & Wein

This is a copy of a report to shareholders of Oppenheimer Money Market Fund, Inc. This report must be preceded or accompanied by a Prospectus of Oppenheimer Money Market Fund, Inc. For material information concerning the Fund, see the Prospectus.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

18  Oppenheimer Money Market Fund, Inc.

-----------------------
OPPENHEIMERFUNDS FAMILY
-----------------------

================================================================================
               OppenheimerFunds offers over 35 funds designed to fit virtually every investment goal. Whether you're investing for retirement, your children's education or tax-free income, we have the funds to help you seek your objective.
                    When you invest with OppenheimerFunds, you can feel comfor-
               table knowing that you are investing with a respected financial institution with over 35 years of experience in helping people just like you reach their financial goals. And you're investing with a leader in global, growth stock and flexible fixed-income investments--with over 2.8 million shareholder accounts and more than $41 billion under Oppenheimer's management and that of our affiliates.
                    At OppenheimerFunds, we don't charge a fee to exchange
               shares. And you can exchange shares easily by mail or by tele-phone.(1) For more information on Oppenheimer funds, please con-tact your financial advisor or call us at 1-800-525-7048 for a prospectus. You may also write us at the address shown on the back cover. As always, please read the prospectus carefully before you invest.

================================================================================
STOCK FUNDS    Global Emerging Growth Fund       Growth Fund
               Enterprise Fund                   Global Fund
               Discovery Fund                    Quest Global Value Fund
               Quest Small Cap Value Fund        Oppenheimer Fund
               Gold & Special Minerals Fund      Value Stock Fund
               Target Fund                       Quest Value Fund
================================================================================
STOCK & BOND   Main Street Income & Growth Fund  Global Growth & Income Fund
FUNDS          Quest Opportunity Value Fund      Equity Income Fund
               Total Return Fund                 Asset Allocation Fund
               Quest Growth & Income Value Fund  Strategic Income & Growth Fund

================================================================================
BOND FUNDS     International Bond Fund           Bond Fund
               High Yield Fund                   U.S. Government Trust
               Strategic Income Fund             Limited-Term Government Fund
               Champion Income Fund

================================================================================
TAX-EXEMPT     California Tax-Exempt Fund(2)     Pennsylvania Tax-Exempt Fund(2)
FUNDS          Florida Tax-Exempt Fund(2)        Tax-Free Bond Fund
               New Jersey Tax-Exempt Fund(2)     Insured Tax-Exempt Fund
               New York Tax-Exempt Fund(2)       Intermediate Tax-Exempt Fund

================================================================================
MONEY MARKET   Money Market Fund                 Cash Reserves
FUNDS

               1. Exchange privileges are subject to change or termination. Shares may be exchanged only for shares of the same class of eligible funds.
               2. Available only to investors in certain states. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.
               -c-Copyright 1996 OppenheimerFunds, Inc. All rights reserved.


19 Oppenheimer Money Market Fund, Inc.

INFORMATION

GENERAL INFORMATION
Monday-Friday 8:30 a.m.-8 p.m. ET
Saturday 10 a.m.-2 p.m. ET
--------------
1-800-525-7048
--------------

TELEPHONE TRANSACTIONS
Monday-Friday 8:30 a.m.-8 p.m. ET
--------------
1-800-852-8457
--------------

PHONELINK
24 hours a day, automated
information and transactions
--------------
1-800-533-3310
--------------

TELECOMMUNICATIONS DEVICE
FOR THE DEAF (TDD)
Monday-Friday 8:30 a.m.-8 p.m. ET
--------------
1-800-843-4461
--------------

OPPENHEIMERFUNDS
INFORMATION HOTLINE
24 hours a day, timely and insightful
messages on the economy and
issues that affect your investments
--------------
1-800-835-3104
--------------

RA0200.001.1295 February 28, 1996
------------------------------------------------------------------------------

"HOW MAY I HELP YOU?"                [PHOTO]

                              Jennifer Leonard, Customer Service Representative OppenheimerFunds Services

As an Oppenheimer funds shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.
     And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.
     When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to make investments.
     For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.
     You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer fund's transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.
     So call us today--we're here to help.
------------------------------------------------------------------------------
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       P.O. Box 5270                                            U.S. Postage
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